Related party transactions - Executive directors ESOP - Remaining term (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	4,358,069	3,536,651	2,862,216	2,293,636
Remaining term	7 years 3 months 7 days	7 years 9 months 26 days	8 years 11 days
9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	80,000
Tim Van Hauwermeiren | 5.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	35,000
Remaining term	5 years
Tim Van Hauwermeiren | 5.0 years | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	10 years
Tim Van Hauwermeiren | 6.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	30,600
Remaining term	6 years
Tim Van Hauwermeiren | 6.5 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	50,000
Remaining term	6 years 6 months
Tim Van Hauwermeiren | 7.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	30,600
Remaining term	7 years
Tim Van Hauwermeiren | 8.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	80,000
Remaining term	8 years
Tim Van Hauwermeiren | 9.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Remaining term	9 years
Tim Van Hauwermeiren | 10.0 years
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options	80,000
Remaining term	10 years